Transition to new accounting standards - IFRS 9: Financial Instruments (Details) £ in Millions	Apr. 01, 2018 GBP (£)
Borrowings
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Change to measurement basis under IFRS 9, Financial liabilities	£ (32)
Borrowings | Financial liabilities at amortised cost
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
Original carrying amount under IAS 39, Financial liabilities	(570)
Borrowings | Financial liabilities at fair value through profit and loss
Disclosure of financial liabilities at date of initial application of IFRS 9 [line items]
New carrying amount under IFRS 9, Financial liabilities	(602)
Money market funds and fund investments in equities and bonds
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change to measurement basis under IFRS 9, Financial assets	0
Money market funds and fund investments in equities and bonds | Available-for-sale investments
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original carrying amount under IAS 39, Financial assets	2,294
Money market funds and fund investments in equities and bonds | Financial assets at FVTPL
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New carrying amount under IFRS 9, Financial assets	2,294
Cash surrender value of life insurance policies and investments in debt securities
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change to measurement basis under IFRS 9, Financial assets	0
Cash surrender value of life insurance policies and investments in debt securities | Available-for-sale investments
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original carrying amount under IAS 39, Financial assets	343
Cash surrender value of life insurance policies and investments in debt securities | Financial assets at FVOCI
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New carrying amount under IFRS 9, Financial assets	343
Investments in equity securities
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change to measurement basis under IFRS 9, Financial assets	0
Investments in equity securities | Available-for-sale investments
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original carrying amount under IAS 39, Financial assets	84
Investments in equity securities | Financial assets at FVOCI
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New carrying amount under IFRS 9, Financial assets	84
Loans to joint ventures and associates and restricted balances
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Change to measurement basis under IFRS 9, Financial assets	0
Loans to joint ventures and associates and restricted balances | Loans and receivables
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Original carrying amount under IAS 39, Financial assets	872
Loans to joint ventures and associates and restricted balances | Financial assets at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
New carrying amount under IFRS 9, Financial assets	£ 872